VIRTUS Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—98.0%
Aerospace & Defense—0.3%
HEICO Corp.	1,788	$ 306
Air Freight & Logistics—0.9%
Hub Group, Inc. Class A(1)	11,461	962
Automobile Components—0.2%
LCI Industries	2,004	220
Banks—3.6%
Banc of California, Inc.	12,088	151
Byline Bancorp, Inc.	18,180	393
Capitol Federal Financial, Inc.	28,991	195
Carter Bankshares, Inc.(1)	26,472	371
Cathay General Bancorp	19,542	675
Central Pacific Financial Corp.	9,976	179
Hope Bancorp, Inc.	14,390	141
Preferred Bank	7,638	419
United Bankshares, Inc.	6,063	213
Valley National Bancorp	25,952	240
Washington Federal, Inc.	25,183	758
		3,735

Beverages—1.4%
Coca-Cola Consolidated, Inc.	2,720	1,455
Biotechnology—6.8%
Alkermes plc(1)	39,813	1,122
Anika Therapeutics, Inc.(1)	45,579	1,309
Arrowhead Pharmaceuticals, Inc.(1)	5,433	138
Avid Bioservices, Inc.(1)	60,469	1,134
Beam Therapeutics, Inc.(1)	3,049	93
Blueprint Medicines Corp.(1)	1,947	88
Catalyst Pharmaceuticals, Inc.(1)	6,713	111
Cytokinetics, Inc.(1)	12,814	451
Eagle Pharmaceuticals, Inc.(1)	7,308	207
Halozyme Therapeutics, Inc.(1)	8,579	328
Insmed, Inc.(1)	10,007	171
Intercept Pharmaceuticals, Inc.(1)	9,297	125
Keros Therapeutics, Inc.(1)	8,375	358
Natera, Inc.(1)	10,758	597
Sutro Biopharma, Inc.(1)	28,274	131
Vaxcyte, Inc.(1)	3,178	119
VectivBio Holding AG(1)	21,191	182
Veracyte, Inc.(1)	6,538	146
Xencor, Inc.(1)	7,596	212
		7,022

Broadline Retail—0.4%
Dillard’s, Inc. Class A	531	163
Macy’s, Inc.	16,619	291
		454

Building Products—0.5%
UFP Industries, Inc.	6,467	514
Capital Markets—1.4%
Bain Capital Specialty Finance, Inc.	12,874	153
	Shares	Value

Capital Markets—continued
Federated Hermes, Inc. Class B	7,549	$ 303
Golub Capital BDC, Inc.	31,186	423
Hercules Capital, Inc.	12,197	157
Main Street Capital Corp.	5,094	201
PJT Partners, Inc. Class A	2,782	201
		1,438

Chemicals—0.7%
HB Fuller Co.	9,883	677
Commercial Services & Supplies—0.6%
Tetra Tech, Inc.	4,086	600
Construction & Engineering—1.2%
Comfort Systems USA, Inc.	3,773	551
EMCOR Group, Inc.	3,895	633
		1,184

Consumer Staples Distribution & Retail—1.7%
BJ’s Wholesale Club Holdings, Inc.(1)	9,667	735
Casey’s General Stores, Inc.	1,967	426
Ingles Markets, Inc. Class A	2,699	239
Weis Markets, Inc.	4,022	341
		1,741

Containers & Packaging—2.6%
Graphic Packaging Holding Co.	34,278	873
O-I Glass, Inc.(1)	48,391	1,099
Silgan Holdings, Inc.	12,889	692
		2,664

Diversified Consumer Services—1.5%
Bright Horizons Family Solutions, Inc.(1)	2,413	186
Carriage Services, Inc. Class A	8,669	264
Grand Canyon Education, Inc.(1)	3,396	387
Perdoceo Education Corp.(1)	25,404	341
Vitru Ltd.(1)	17,829	406
		1,584

Diversified REIT—0.3%
Armada Hoffler Properties, Inc.	28,864	341
Diversified Telecommunication Services—0.2%
Cogent Communications Holdings, Inc.	2,682	171
Electric Utilities—2.2%
ALLETE, Inc.	7,596	489
Hawaiian Electric Industries, Inc.	9,407	361
IDACORP, Inc.	5,005	542
Otter Tail Corp.	8,490	614
	Shares	Value

Electric Utilities—continued
Portland General Electric Co.	4,469	$ 218
		2,224

Electrical Equipment—2.6%
Atkore, Inc.(1)	10,969	1,541
Thermon Group Holdings, Inc.(1)	45,151	1,125
		2,666

Electronic Equipment, Instruments & Components—4.7%
Belden, Inc.	22,043	1,913
CTS Corp.	5,061	250
Fabrinet(1)	3,616	429
Novanta, Inc.(1)	927	147
OSI Systems, Inc.(1)	1,796	184
Sanmina Corp.(1)	23,988	1,463
Vishay Intertechnology, Inc.	17,183	389
		4,775

Energy Equipment & Services—1.3%
ProPetro Holding Corp.(1)	90,810	653
RPC, Inc.	18,365	141
Select Energy Services, Inc. Class A	27,132	189
U.S. Silica Holdings, Inc.(1)	27,743	331
		1,314

Entertainment—1.2%
Liberty Media Corp-Liberty Formula One Class A(1)	8,722	589
Madison Square Garden Sports Corp.	2,592	505
Sciplay Corp. Class A(1)	6,390	108
		1,202

Financial Services—0.9%
I3 Verticals, Inc. Class A(1)	15,177	372
Paysafe Ltd.(1)	13,600	235
Waterstone Financial, Inc.	22,965	348
		955

Food Products—4.2%
Cal-Maine Foods, Inc.	6,231	379
Flowers Foods, Inc.	52,298	1,434
Hostess Brands, Inc. Class A(1)	25,736	640
J & J Snack Foods Corp.	3,218	477
John B Sanfilippo & Son, Inc.	5,968	578
Lancaster Colony Corp.	2,950	599
Tootsie Roll Industries, Inc.	3,407	153
		4,260

Gas Utilities—0.5%
ONE Gas, Inc.	5,988	474
Ground Transportation—1.4%
Ryder System, Inc.	13,608	1,214
See Notes to Schedule of Investments

VIRTUS Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Shares	Value

Ground Transportation—continued
Saia, Inc.(1)	892	$ 243
		1,457

Healthcare Equipment & Supplies—5.1%
Axonics, Inc.(1)	7,641	417
Establishment Labs Holdings, Inc.(1)	8,114	550
Globus Medical, Inc. Class A(1)	4,022	228
Haemonetics Corp.(1)	13,662	1,130
Inari Medical, Inc.(1)	5,598	346
Inspire Medical Systems, Inc.(1)	1,803	422
Merit Medical Systems, Inc.(1)	12,739	942
Penumbra, Inc.(1)	2,212	616
Shockwave Medical, Inc.(1)	2,752	597
		5,248

Healthcare Providers & Services—1.4%
Chemed Corp.	895	481
Encompass Health Corp.	3,901	211
Ensign Group, Inc. (The)	2,110	202
ModivCare, Inc.(1)	952	80
Tenet Healthcare Corp.(1)	7,910	470
		1,444

Healthcare Technology—1.2%
HealthStream, Inc.(1)	5,015	136
NextGen Healthcare, Inc.(1)	61,929	1,078
		1,214

Hotels, Restaurants & Leisure—3.5%
Boyd Gaming Corp.	15,966	1,024
Dave & Buster’s Entertainment, Inc.(1)	3,833	141
Everi Holdings, Inc.(1)	23,156	397
Hilton Grand Vacations, Inc.(1)	17,467	776
Red Rock Resorts, Inc. Class A	29,057	1,295
		3,633

Insurance—2.7%
AMERISAFE, Inc.	5,898	289
Donegal Group, Inc. Class A	22,965	351
Employers Holdings, Inc.	5,988	249
Enstar Group Ltd.(1)	1,074	249
Genworth Financial, Inc. Class A(1)	135,376	679
RLI Corp.	3,933	523
Safety Insurance Group, Inc.	6,345	473
		2,813

IT Services—0.7%
ExlService Holdings, Inc.(1)	4,653	753
Leisure Products—0.3%
Acushnet Holdings Corp.	6,970	355
	Shares	Value

Life Sciences Tools & Services—0.6%
Medpace Holdings, Inc.(1)	895	$ 168
West Pharmaceutical Services, Inc.	1,383	479
		647

Machinery—1.0%
Franklin Electric Co., Inc.	5,236	493
Terex Corp.	10,493	507
		1,000

Media—0.4%
Cable One, Inc.	269	189
Liberty Broadband Corp. Class A(1)	2,557	210
		399

Metals & Mining—3.4%
Commercial Metals Co.	28,487	1,393
Ryerson Holding Corp.	32,317	1,176
Warrior Met Coal, Inc.	25,334	930
		3,499

Mortgage Real Estate Investment Trusts (REITs)—0.3%
Invesco Mortgage Capital, Inc.	24,085	267
Multi-Utilities—0.8%
Avista Corp.	12,779	543
Unitil Corp.	4,737	270
		813

Oil, Gas & Consumable Fuels—4.4%
Gulfport Energy Corp.(1)	10,569	845
Magnolia Oil & Gas Corp. Class A	77,601	1,698
Ovintiv, Inc.	4,542	164
Plains GP Holdings LP Class A(1)	76,880	1,009
Ranger Oil Corp. Class A	18,898	772
		4,488

Pharmaceuticals—3.5%
Amneal Pharmaceuticals, Inc.(1)	44,480	62
Innoviva, Inc.(1)	32,458	365
Perrigo Co. plc	13,064	469
Prestige Consumer Healthcare, Inc.(1)	29,515	1,848
Supernus Pharmaceuticals, Inc.(1)	22,432	813
		3,557

Professional Services—3.1%
ASGN, Inc.(1)	10,176	842
Barrett Business Services, Inc.	16,880	1,496
Kforce, Inc.	9,313	589
	Shares	Value

Professional Services—continued
Science Applications International Corp.	2,430	$ 261
		3,188

Real Estate Management & Development—0.3%
Redfin Corp.(1)	28,585	259
Semiconductors & Semiconductor Equipment—6.4%
Axcelis Technologies, Inc.(1)	15,755	2,099
Diodes, Inc.(1)	3,885	360
MACOM Technology Solutions Holdings, Inc.(1)	19,408	1,375
Rambus, Inc.(1)	40,726	2,088
Tower Semiconductor Ltd.(1)	15,419	655
		6,577

Software—6.3%
Agilysys, Inc.(1)	3,102	256
Box, Inc. Class A(1)	23,784	637
CommVault Systems, Inc.(1)	3,886	220
Everbridge, Inc.(1)	5,470	190
Intapp, Inc.(1)	48,596	2,179
Manhattan Associates, Inc.(1)	3,998	619
New Relic, Inc.(1)	2,866	216
Pegasystems, Inc.	3,836	186
Progress Software Corp.	11,330	651
RADCOM Ltd.(1)	21,604	218
Smartsheet, Inc. Class A(1)	5,694	272
Zeta Global Holdings Corp. Class A(1)	75,677	820
		6,464

Specialty Retail—1.7%
Asbury Automotive Group, Inc.(1)	3,617	760
Dick’s Sporting Goods, Inc.	6,846	971
		1,731

Technology Hardware, Storage & Peripherals—0.1%
CPI Card Group, Inc.(1)	2,413	109
Textiles, Apparel & Luxury Goods—0.9%
Oxford Industries, Inc.	9,030	954
Trading Companies & Distributors—4.9%
Applied Industrial Technologies, Inc.	6,663	947
Boise Cascade Co.	12,761	807
GMS, Inc.(1)	14,469	838
Rush Enterprises, Inc. Class A	20,194	1,103
See Notes to Schedule of Investments

VIRTUS Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Shares	Value

Trading Companies & Distributors—continued
WESCO International, Inc.	8,577	$ 1,325
		5,020

Water Utilities—1.7%
American States Water Co.	6,703	596
Consolidated Water Co., Ltd.	36,114	593
SJW Group	6,970	531
		1,720

Total Common Stocks (Identified Cost $83,950)		100,547

Master Limited Partnerships and Related Companies—0.4%
Downstream/Other—0.4%
Global Partners LP	6,045	188
Sunoco LP	4,380	192
		380

Total Master Limited Partnerships and Related Companies (Identified Cost $305)		380

Total Long-Term Investments—98.4% (Identified Cost $84,255)		100,927

Shares	Value

Short-Term Investment—0.2%

	Shares	Value
Money Market Mutual Fund—0.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%)(2)	173,885	$ 174
Total Short-Term Investment (Identified Cost $174)		174

TOTAL INVESTMENTS—98.6% (Identified Cost $84,429)		$101,101
Other assets and liabilities, net—1.4%		1,483
NET ASSETS—100.0%		$102,584

Abbreviations:
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$100,547	$100,547
Master Limited Partnerships and Related Companies	380	380
Money Market Mutual Fund	174	174
Total Investments	$101,101	$101,101
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers into or out of Level 3 related to securities held at March 31, 2023.
See Notes to Schedule of Investments

VIRTUS Small-Cap Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
4